Vessels, net (Tables)	6 Months Ended
Jun. 30, 2020
Vessels, net [Abstract]
Vessels, Net
The amounts in the accompanying unaudited interim consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated depreciation	Net Book Value
Balance December 31, 2019	$24,810,061	$(1,110,032)	$23,700,029
Additions and other improvements to fleet vessels	484,564	—	484,564
Period depreciation	—	(660,680)	(660,680)
Balance June 30, 2020	$25,294,625	$(1,770,712)	$23,523,913